Expenses by category (Tables)	12 Months Ended
Dec. 31, 2019
Expenses by category [Abstract]
Research and Development
Research and Development

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Operating expenses	37,465	32,921	23,822
Payroll expenses	12,382	10,662	8,552
Share-based compensation	585	694	289
Total research and development expenses	50,432	44,277	32,663

General and Administrative
General and Administrative

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Operating expenses	6,637	4,903	3,857
Payroll expenses	7,172	5,740	4,984
Share-based compensation	2,249	1,824	1,290
Total general and administrative expenses	16,058	12,467	10,131

Financial Result, net
Financial Result, net

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Interest income/(expense)	(1,590)	(269)	184
Change in fair value of conversion feature	4,542	—	—
Foreign currency remeasurement gain/(loss), net	(2,013)	(1,194)	(4,049)
Other finance income/(expense)	(33)	62	(7)
Finance result, net	906	(1,401)	(3,872)